SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair Value of Financial Instruments. The carrying amount of cash and cash equivalents, accounts receivable, and accounts payable approximates fair value due to their short-term maturities.
Intangible Assets and Noncurrent Liability. Upon the acquisition of DFW Midstream, certain of our gas gathering contracts were deemed to have above-market pricing structures while another was deemed to have pricing that was below market. We have recognized the contracts that were above market at acquisition as favorable gas gathering contracts. We have recognized the contract that was deemed to be below market as a noncurrent liability. We amortize these intangibles on a units-of-production basis over the estimated useful life of the contract. We define useful life as the period over which the contract is expected to contribute directly or indirectly to our future cash flows. The related contracts have original terms ranging from 10 years to 20 years. We recognize the amortization expense associated with these intangible assets and liabilities in revenue.
For our other gas gathering contracts, we amortize contract intangible assets over the period of economic benefit based upon the expected revenues over the life of the contract. The useful life of these contracts ranges from 10 years to 25 years. We recognize the amortization expense associated with these intangible assets in depreciation and amortization expense.
We have right-of-way intangible assets associated with city easements and easements granted within existing rights-of-way. We amortize these intangible assets over the shorter of the contractual term of the rights-of-way or the estimated useful life of the gathering system. The contractual terms of the rights-of-way range from 20 years to 30 years. The estimated useful life of our gathering systems is 30 years. We recognize the amortization expense associated with these intangible assets in depreciation and amortization expense.
Revenue Recognition. We generate the majority of our revenue from the natural gas gathering services that we provide to our natural gas producer customers. We also generate revenue from our marketing of natural gas and natural gas liquids ("NGLs"). We realize revenues by receiving fees from our producer customers or by selling the residue natural gas and NGLs.
We recognize revenue earned from gathering services in gathering services and other fees revenue. We also earn revenue from the sale of physical natural gas purchased from our customers under percentage-of-proceeds arrangements. These revenues are recognized in natural gas, NGLs and condensate sales and other with corresponding expense recognition in cost of natural gas and NGLs. We sell the natural gas that we retain from our DFW Midstream customers to offset the power expenses of the electric-driven compression on the DFW Midstream system. We also sell condensate retained from our gathering services at Grand River Gathering. Revenues from the retainage of natural gas and condensate are recognized in natural gas, NGLs and condensate sales and other; the associated expense is included in operation and maintenance expense.
We recognize revenue when all of the following criteria are met: (i) persuasive evidence of an exchange arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) collectability is reasonably assured.
We obtain access to natural gas and provide services principally under contracts that contain one or both of the following arrangements:

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Fee-based arrangements. Under fee-based arrangements, we receive a fee or fees for one or more of the following services: natural gas gathering, compressing, and treating. Fee-based arrangements include natural gas purchase arrangements pursuant to which we purchase natural gas at the wellhead, or other receipt points, at a settled price at the delivery point less a specified amount, generally the same as the fees we would otherwise charge for gathering of natural gas from the wellhead location to the delivery point. The margins earned are directly related to the volume of natural gas that flows through the system.

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Percent-of-proceeds arrangements. Under percent-of-proceeds arrangements, we generally purchase natural gas from producers at the wellhead, or other receipt points, gather the wellhead natural gas through our gathering system, treat the natural gas, and sell the natural gas to a third party for processing. We then remit to our producers an agreed-upon percentage of the actual proceeds received from sales of the residue natural gas and NGLs. Certain of these arrangements may also result in returning all or a portion of the residue natural gas and/or the NGLs to the producer, in lieu of returning sales proceeds.

Many of our natural gas gathering agreements provide for a monthly or annual minimum volume commitment ("MVC") from certain of our customers. Under these monthly or annual MVCs, our customers agree to ship a minimum volume of natural gas on our gathering systems or to pay a minimum monetary amount over certain periods during the term of the MVC. A customer must make a shortfall payment to us at the end of the contract month or year, as applicable, if its actual throughput volumes are less than its MVC for that month or year. Certain customers are entitled to utilize shortfall payments to offset gathering fees in one or more subsequent periods to the extent that such customer's throughput volumes in subsequent periods exceed its MVC for that period. These contract provisions range from 12 months to nine years.
We record customer billings for obligations under their MVCs as deferred revenue when the customer has the right to utilize shortfall payments to offset gathering fees in subsequent periods. We recognize deferred revenue under these arrangements in revenue once all contingencies or potential performance obligations associated with the related volumes have either (i) been satisfied through the gathering of future excess volumes of natural gas, or (ii) expired (or lapsed) through the passage of time pursuant to the terms of the applicable natural gas gathering agreement. We classify deferred revenue as short term for arrangements where the expiration of a customer's right to utilize shortfall payments is twelve months or less. As of March 31, 2013, our customers have been billed $17.2 million of shortfall payments, of which $2.4 million was included in accounts receivable, attributable to arrangements that provide the customer the ability to offset gathering fees in the next one month to nine years to the extent that a customer's throughput volumes exceed its MVC.
Certain customers reimburse us for costs we incur on their behalf. We record costs incurred and reimbursed by our customers on a gross basis.
Unit-Based Compensation. For awards of unit-based compensation, we determine a grant date fair value and recognize the related compensation expense, adjusted for expected forfeitures, in the statement of operations over the vesting period of the respective awards. See Note 8 for additional information.
Income Taxes. We are not subject to federal and state income taxes, except as noted below, because we are structured as a partnership. As a result, our unitholders or members are individually responsible for paying federal and state income taxes on their share of our taxable income.
In general, legal entities that are chartered, organized or conducting business in the state of Texas are subject to the Revised Texas Franchise Tax (the "Texas Margin Tax"). The Texas Margin Tax has the characteristics of an income tax because it is determined by applying a tax rate to a tax base that considers both revenues and expenses. Our financial statements reflect provisions for these tax obligations.
Earnings Per Unit ("EPU"). We present earnings per limited partner unit data only for periods subsequent to the closing of SMLP’s IPO in October 2012. EPU for periods ended prior to the IPO have not been presented because Summit Investments' members held membership interests and not units.
We determine EPU by dividing the net income that is attributed, in accordance with the net income and loss allocation provisions of the partnership agreement, to the common and subordinated unitholders under the two-class method, after deducting the general partner's 2% interest in net income and any incentive distributions paid to the general partner, by the weighted-average number of common and subordinated units outstanding during the period from January 1, 2013 to March 31, 2013. Diluted earnings per limited partner unit reflects the potential dilution that could occur if securities or other agreements to issue common units, such as unit-based compensation, were exercised, settled or converted into common units. When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted earnings per limited partner unit calculation, the impact is reflected by applying the treasury stock method.
Comprehensive Income. Comprehensive income is the same as net income for all periods presented.
Environmental Matters. We are subject to various federal, state and local laws and regulations relating to the protection of the environment. Although we believe that we are in material compliance with applicable environmental regulations, the risk of costs and liabilities are inherent in pipeline ownership and operation. Liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines, and penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. There are no such liabilities reflected in the accompanying financial statements at March 31, 2013 or December 31, 2012. However, we can provide no assurances that significant costs and liabilities will not be incurred by the Partnership in the future. We are currently not aware of any material contingent liabilities that exist with respect to environmental matters.
Other Significant Accounting Policies. For information on our other significant accounting policies, see Note 2 of the audited consolidated financial statements included in the 2012 Annual Report.
Recent Accounting Pronouncements. Accounting standard setters frequently issue new or revised accounting rules. We review new pronouncements to determine the impact, if any, on our financial statements. There are currently no recent pronouncements that have been issued that we believe will materially affect our financial statements.